Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of fair value at amortized cost

	2024				2023
	Carrying amount	Fair value			Carrying amount	Fair value
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Assets
Credit card receivables (i)	12,259,276	-	-	13,188,240	12,414,101	-	-	12,821,731
Loans to customers (i)	5,321,885	-	-	5,639,873	3,201,636	-	-	3,212,542
Compulsory and other deposits at central banks	6,743,336				7,447,483
Other receivables	1,413,443				1,689,030
Other financial assets	78,147				131,519
Securities	885,418	544,845	330,745	-	104,420	-	104,668	-
Total	26,701,505	544,845	330,745	18,828,113	24,988,189	-	104,668	16,034,273

Liabilities
Deposits in electronic money	6,796,826				2,388,601
Bank receipt of deposits (RDB)	21,511,844				21,054,443
Bank certificate of deposit (CDB)	546,395	-	545,474	-	248,086	-	249,009	-
Payables to network	9,333,541	-	8,693,972	-	9,755,285	-	9,605,576	-
Borrowings and financing (ii)	1,730,357	-	1,737,303	-	1,136,344	-	1,136,978	-
Total	39,918,963	-	10,976,749	-	34,582,759	-	10,991,563	-
(i)	For 2023, excludes the fair value adjustment from the hedge accounting. As of December 31, 2024, the Company no longer has derivatives for the hedge of the portfolio's interest rate risk.
(ii)	Borrowings and financing include the fair value calculated by the discounted cash flow method and also in cases in which the fair value is the same amount as the book value (cases with prepayment clauses at the amortized cost). The fair value of floating rate demand deposits is assumed to be equal to carrying amounts.

Schedule of fair value measurement

	2024
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Cash and cash equivalents
Short-term investments	161,094	8,671	-	169,765

Government bonds
Brazil	8,325,054	-	-	8,325,054
United States	177,006	-	-	177,006
Mexico	419,159	-	-	419,159
Colombia	28,023	-	-	28,023

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	1,365	-	1,365
Investment funds	86,802	36,615	-	123,417
Time deposit	-	303,970	-	303,970
Notes	-	51,029	-	51,029
Bill of credit (LC)	-	10	-	10
Real estate and agribusiness certificate of receivables	-	9,430	-	9,430
Real estate and agribusiness letter of credit	-	1,283	-	1,283
Corporate bonds and debentures	1,039,320	86,790	-	1,126,110
Equity instrument	-	-	12,900	12,900
Derivative financial instruments	219	24,580	50,665	75,464
Collateral for credit card operations	-	336	-	336

Liabilities
Derivative financial instruments	2,500	29,829	-	32,329
Repurchase agreements	-	308,583	-	308,583

	2023
	Fair value Level 1	Fair value Level 2	Fair value Level 3	Total

Assets
Government bonds
Brazil	7,475,904	-	-	7,475,904
United States	126,914	-	-	126,914
Mexico	1,407	-	-	1,407

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	5,770	-	5,770
Investment funds	-	70,967	-	70,967
Time deposit	-	194,390	-	194,390
Bill of credit (LC)	-	1	-	1
Real estate and agribusiness certificate of receivables (CRIs/CRAs)	234	17,839	-	18,073
Real estate and agribusiness letter of credit (LCIs/LCAs)	-	186	-	186
Corporate bonds and debentures	1,124,154	143,354		1,267,508
Equity instrument	-	-	13,199	13,199
Derivative financial instruments	3,079	17,882	20	20,981
Collateral for credit card operations	-	320	-	320

Liabilities
Derivative financial instruments	4	28,169	-	28,173
Instruments eligible as capital	-	3,988	-	3,988
Repurchase agreements	-	210,454	-	210,454

Schedule of transfers between levels of the fair value hierarchy

	2024
	Equity instrument	Derivative financial instruments	Investment funds	Total

Financial assets at beginning of year	13,199	20	-	13,219
Acquisitions	-	50,635	97,457	148,092
Total gains or losses	(299)	10	81	(208)
In profit or loss	(299)	10	5,933	5,644
In OCI	-	-	(5,852)	(5,852)
Transfer out of Level 3 (i)	-	-	(86,028)	(86,028)
Effect of changes in exchange rates (OCI)	-	-	(11,510)	(11,510)
Financial assets at end of year	12,900	50,665	-	63,565
(i)	In November 2024, the Group obtained control of an investment fund (FIDC) recorded as level 3 in the fair value hierarchy. As a result, the Group began consolidating the assets and liabilities of this fund in these Consolidated Financial Statements.

	2023
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	22,082	27,908	49,990
Total gains or losses	(8,883)	(27,888)	(36,771)
In profit or loss	(8,883)	(27,888)	(36,771)
Financial assets at end of year	13,199	20	13,219

	2022
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	30,735	19,756	50,491
Total gains or losses	(8,653)	8,152	(501)
In profit or loss	(8,653)	8,152	(501)
Financial assets at end of year	22,082	27,908	49,990